NATURE OF OPERATION	12 Months Ended
Dec. 31, 2021
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

Austin Gold Corp. together with its subsidiary, Austin American Corporation (collectively referred to as the “Company” or “Austin Gold”), is focused on the exploration and evaluation of mineral property interests in the state of Nevada, United States. The Company is in the process of filing a prospectus in British Columbia and a registration statement with the Securities and Exchange Commission in the United States of America.

The Company was incorporated on April 21, 2020 in British Columbia. The Company’s registered office is at MNP Tower, 1021 West Hastings Street, 9th Floor, Vancouver, BC, Canada.

All amounts are expressed in Canadian dollars, except for certain amounts denoted in United States dollars (“US$”).

The Company has not yet determined whether its exploration and evaluation assets contain mineral reserves that are economically recoverable. The recoverability of the amounts shown for exploration and evaluation assets is dependent upon the existence of economically recoverable reserves, the ability of the Company to obtain necessary financing to complete the development of those reserves, and upon future profitable production. To date, the Company has not earned any revenues and is considered to be in the exploration stage.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations.